Environmental Rehabilitation Obligation - Schedule of Reconciliation of Obligations Associated Retirement Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of Obligations Associated Retirement Properties [Abstract]
Balance, beginning	$ 6,442	$ 7,318
Reclamation expenditures	(819)	(970)
Addition to provision	1,175
Revision to provision	2,728
Accretion of environmental rehabilitation liabilities	139	191
Revision of provision		259
Foreign exchange impact	(26)	(356)
Balance, ending	$ 9,639	$ 6,442